Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 85,903	[1]	$ 99,697
FVTPL Securities	13,704	[1]	11,611
FVOCI Securities	64,515	[1]	62,440
Business and Government Loans	227,609	[1]	194,456
Derivative Assets
Derivative Assets	22,144	[1]	25,422
Derivative Liabilities
Derivative Liabilities	23,598	[1]	23,629
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	85,903		99,697
FVTPL Securities	13,704		11,611
FVOCI Securities	64,515		62,440
Business and Government Loans	2,178		1,450
Securities sold but not yet purchased	26,253		28,804
Structured note liabilities and other note liabilities	15,829		14,186
Annuity liabilities	1,043		800
Fair value liabilities	43,125		43,790
Derivative Assets
Derivative Assets	22,144		25,422
Derivative Liabilities
Derivative Liabilities	23,598		23,629
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,330		10,320
FVTPL Securities	517		431
FVOCI Securities	11,944		12,805
Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,527		8,702
FVTPL Securities	1,279		946
FVOCI Securities	6,012		6,862
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,763		9,517
FVTPL Securities	48		69
FVOCI Securities	15,975		16,823
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	674		1,216
FVOCI Securities	4,161		3,655
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,585		1,411
FVTPL Securities	49
FVOCI Securities	7,335		4,790
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,046		9,184
FVTPL Securities	5		7
FVOCI Securities	14,000		13,687
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,718		9,198
FVTPL Securities	8,217		6,821
FVOCI Securities	5,007		3,756
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	103		199
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	40,157		49,950
FVTPL Securities	3,589		3,337
FVOCI Securities	81		62
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	10,457		8,195
Derivative Liabilities
Derivative Liabilities	7,954		7,852
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	9,269		12,999
Derivative Liabilities
Derivative Liabilities	10,863		11,854
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,146		2,060
Derivative Liabilities
Derivative Liabilities	1,680		1,456
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	1,223		2,158
Derivative Liabilities
Derivative Liabilities	2,999		2,430
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	49		10
Derivative Liabilities
Derivative Liabilities	102		37
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	62,556		76,852
FVTPL Securities	2,456		2,172
FVOCI Securities	36,636		37,232
Securities sold but not yet purchased	22,393		26,336
Fair value liabilities	22,393		26,336
Derivative Assets
Derivative Assets	576
Derivative Liabilities
Derivative Liabilities	352		557
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,959		9,107
FVTPL Securities	410		328
FVOCI Securities	11,168		11,978
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,871		4,013
FVTPL Securities	364		219
FVOCI Securities	3,798		3,315
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,001		9,465
FVTPL Securities			69
FVOCI Securities	15,068		16,823
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	48		78
FVOCI Securities	1		14
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	888		1,210
FVOCI Securities	4,396		3,143
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	14		60
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,620		2,973
FVTPL Securities	146		178
FVOCI Securities	2,205		1,959
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	40,155		49,946
FVTPL Securities	1,536		1,378
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	14		18
Derivative Liabilities
Derivative Liabilities	11		14
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	7		16
Derivative Liabilities
Derivative Liabilities	20		2
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	329		166
Derivative Liabilities
Derivative Liabilities	218		295
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	226		286
Derivative Liabilities
Derivative Liabilities	103		246
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	22,802		22,583
FVTPL Securities	9,264		7,614
FVOCI Securities	27,797		25,145
Business and Government Loans	442
Securities sold but not yet purchased	3,860		2,468
Structured note liabilities and other note liabilities	15,829		14,186
Annuity liabilities	1,043		800
Fair value liabilities	20,732		17,454
Derivative Assets
Derivative Assets	21,568		24,936
Derivative Liabilities
Derivative Liabilities	23,245		23,070
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,371		1,213
FVTPL Securities	107		103
FVOCI Securities	776		827
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,656		4,689
FVTPL Securities	915		727
FVOCI Securities	2,214		3,547
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	762		52
FVTPL Securities	48
FVOCI Securities	907
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	626		1,138
FVOCI Securities	4,159		3,640
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	697		201
FVTPL Securities	49
FVOCI Securities	2,939		1,647
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,494		8,869
FVTPL Securities	5		7
FVOCI Securities	14,000		13,687
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,091		6,218
FVTPL Securities	8,071		6,643
FVOCI Securities	2,802		1,797
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	103		199
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2		4
FVTPL Securities	69		134
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	10,443		8,177
Derivative Liabilities
Derivative Liabilities	7,943		7,838
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	9,262		12,983
Derivative Liabilities
Derivative Liabilities	10,843		11,852
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	817		1,894
Derivative Liabilities
Derivative Liabilities	1,462		1,161
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	997		1,872
Derivative Liabilities
Derivative Liabilities	2,896		2,183
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	49		10
Derivative Liabilities
Derivative Liabilities	101		36
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	545		262
FVTPL Securities	1,984		1,825
FVOCI Securities	82		63
Business and Government Loans	1,736		1,450
Derivative Liabilities
Derivative Liabilities	1		2
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	538		255
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7		7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	1,984		1,825
FVOCI Securities	81		62
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Liabilities
Derivative Liabilities			1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 1		$ 1

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).